Note 12: Common Stock Warrants: Warrant detail (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Warrant detail
	Number of Warrants	Expiration Date
Exercisable at $0.03 per share	1,340,000	February 1, 2017